Average Annual Total Returns{- Fidelity® Growth Strategies Fund} - 11.30 Fidelity Growth Strategies Fund - K PRO-07 - Fidelity® Growth Strategies Fund	Fidelity Growth Strategies Fund-Class K Return Before Taxes Past 1 year	Fidelity Growth Strategies Fund-Class K Return Before Taxes Past 5 years	Fidelity Growth Strategies Fund-Class K Return Before Taxes Past 10 years	RS012 Past 1 year	RS012 Past 5 years	RS012 Past 10 years
Total	29.56%	15.62%	13.14%	35.59%	18.66%	15.04%